Financial and capital risk management (Details 11) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets	$ 5,141	$ 5,135
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	4,953	3,609
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	53	51
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial assets	13	4
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets		611
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	68	815
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 54	$ 45